Taxes	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
TAXES

Note 17 – TAXES

Income tax

Income tax expense includes a provision for federal, state and foreign taxes based on the annual estimated effective tax rate applicable to the Company and its subsidiaries, adjusted for items which are considered discrete to the period.

The effective tax rates on income before income taxes for the year ended March 31, 2024 was (1.5)%. The (1.5)% rate adjustments for the year ended March 31, 2024 represent expenses that primarily include legal, accounting and other expenses incurred by the Company that are not deductible for PRC income tax.

The effective tax rates on income before income taxes for the year ended March 31, 2023 was (1.9)%. The (1.9)% rate adjustments for the year ended March 31, 2023 represent expenses that primarily include stock option expenses and legal, accounting and other expenses incurred by the Company that are not deductible for PRC income tax. The effective tax rate is based on forecasted annual results and these amounts may fluctuate significantly through the rest of the year as a result of the unpredictable impact of COVID-19 on the Company’s operating activities.

The effective tax rates on income before income taxes for the year ended March 31, 2022 was (52.4)%. The (52.4)% rate adjustments for the year ended March 31, 2022 represent expenses that primarily include stock option expenses and legal, accounting and other expenses incurred by the Company that are not deductible for PRC income tax. The effective tax rate is based on forecasted annual results and these amounts may fluctuate significantly through the rest of the year as a result of the unpredictable impact of COVID-19 on the Company’s operating activities.

A reconciliation of the income tax provision at the federal statutory rate and the effective rate is as follows:

	For the year ended March 31
	2024	2023	2022
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in the U.S.	(21.0)	(21.0)	(21.0)
China income taxes	25.0	25.0	25.0
Change in valuation allowance	(25.0)	(25.0)	(25.0)
Non-deductible expenses-permanent difference	(1.5)	(1.9)	(52.4)
Effective tax rate	(1.5)%	(1.9)%	(52.4)%

The Company has recorded $0 unrecognized benefit as of March 31, 2024. On the information currently available, the Company does not anticipate a significant increase or decrease to its unrecognized benefit within the next 12 months.